Note 1 - Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Significant Accounting Policies [Text Block]

NOTE 1 – ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Predictive Oncology Inc. (“Predictive Oncology” or the “Company”) is a knowledge-driven company focused on applying artificial intelligence (“AI”) to support the discovery and development of optimal cancer therapies, which can ultimately lead to more effective treatments and improved patient outcomes. Predictive Oncology uses AI and its proprietary biobank of 150,000+ tumor samples, categorized by tumor type, to provide actionable insights about drug compounds to improve the drug discovery process and increase the probability of drug compound success. The Company also creates and develops tumor-specific 3D cell culture models mimicking the physiological environment of human tissue, enabling better-informed decision-making during drug development. The Company’s suite of solutions supports oncology drug development from early discovery to clinical trials.

Predictive Oncology’s mission is to change the landscape of oncology drug discovery and enable the development of more effective therapies for the treatment of cancer. By harnessing the power of machine learning and scientific rigor, the Company believes that it can improve the probability of success of advancing pharmaceutical and biological drug candidates with a higher degree of confidence.

During the year ended December 31, 2024, the Company closed its Birmingham laboratory, which previously provided contract services and research focused on solubility improvements, stability studies and protein production. As a result, the Company operated in two business areas as of December 31, 2024, which were delineated by location.

In its first business area operated out of Pittsburgh, Pennsylvania, the Company provides optimized, high-confidence drug-response predictions through the application of AI using its proprietary biobank of tumor samples to enable a more informed selection of drug/tumor combinations and increase the probability of success during drug development. The Company also creates and develops tumor-specific 3D cell culture models mimicking the physiological environment of human tissue enabling better-informed decision-making during development.

In its second business area operated out of Eagan, Minnesota, the Company produced the United States Food and Drug Administration (“FDA”)-cleared STREAMWAY® System and associated products for automated medical fluid waste management and patient-to-drain medical fluid disposal. The Company divested all of the assets and liabilities related to the Eagan business area as of March 14, 2025. The Company’s consolidated financial statements herein have been retrospectively revised and recast to present the former Eagan operating segment as discontinued operations for all periods presented. These consolidated financial statements were restated solely for the purpose of segregating discontinued operations and do not reflect any adjustment for any other subsequent event.

On January 1, 2025, the Company entered into a binding letter of intent (the “LOI”) with Renovaro, Inc. (NASDAQ: RENB) (“Renovaro”) for Predictive Oncology to be acquired by Renovaro in exchange for preferred stock of Renovaro (the “Renovaro Merger”). Under the terms of the LOI, Predictive Oncology will be merged into Renovaro in exchange for a newly created series of preferred stock of Renovaro. The preferred stock will be issued to shareholders of Predictive Oncology in a 1:1 exchange for their existing Predictive Oncology common stock, as further discussed in Note 16 – Subsequent Events.

On February 28, 2025, Predictive Oncology entered into an extension agreement with Renovaro (the “Extension Agreement”), pursuant to which the parties amended certain terms of the LOI, including to extend the outside termination date of the LOI from February 28, 2025, to March 31, 2025, as further discussed in Note 16 – Subsequent Events.

On March 14, 2025, the Company entered into an asset purchase agreement and closed the transactions contemplated therein with DeRoyal Industries, Inc., a Tennessee corporation (“DeRoyal”), to sell and assign to DeRoyal assets and liabilities exclusively related to the business of providing products for automated, direct-to-drain medical fluid disposal, including the Company’s STREAMWAY® product line. Refer to Note 2 – Discontinued Operations and Note 16 – Subsequent Events for further discussion of the asset purchase agreement with DeRoyal. The assets subject to the asset purchase agreement were operated by and reported in the Company’s former Eagan operating segment. As noted above, the former Eagan operating segment has been reported as discontinued operations for all periods presented in these consolidated financial statements.

Going Concern

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has incurred significant and recurring losses from operations for the past several years and, as of December 31, 2024, had an accumulated deficit of $180,426,271. The Company had cash and cash equivalents of $611,822 as of December 31, 2024, and needs to raise significant additional capital to meet its operating needs. The Company had short-term obligations of $3,593,401 and long-term operating lease obligations of $1,558,239 as of December 31, 2024. The Company does not expect to generate sufficient operating revenue to sustain its operations in the near term. During the year ended December 31, 2024, the Company incurred negative cash flows from continuing operating activities of $10,103,084. Although the Company has attempted to improve its cash flows from continuing operating activities by bolstering revenues and continues to seek ways to generate revenue through business development activities, there is no guarantee that the Company will be able to improve its cash flows from continuing operating activities sufficiently or achieve profitability in the near term. As a result of these conditions, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are issued.

The Company continues to evaluate alternatives to obtain the required additional funding to maintain future operations, including the Renovaro Merger and the Sale of Eagan Assets to DeRoyal (further detailed in Note 16 – Subsequent Events). These alternatives may include, but are not limited to, equity financing, issuing debt, entering into other financing arrangements, or monetizing operating businesses or assets. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing stockholders or that result in the Company’s existing stockholders losing part or all of their investment. Despite these potential sources of funding, the Company may be unable to access financing or obtain additional liquidity when needed or under acceptable terms, if at all. If such financing or adequate funds from operations are not available, the Company would be forced to limit its business activities and the Company could default on existing payment obligations, which would have a material adverse effect on its financial condition and results of operations, and the Company may ultimately be required to cease its operations and liquidate its business. The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

NASDAQ Notice of Non-Compliance

On September 19, 2024, the Company received a letter from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the bid price for the Company’s common stock had closed below $1.00 per share for 30 consecutive business days, and that the Company was therefore not in compliance with the minimum bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Marketplace Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). The notification had no immediate effect on the listing of the Company’s common stock and the Company had a period of 180 calendar days, or until March 18, 2025, to regain compliance with the Minimum Bid Price Requirement. On January 22, 2025, the Company received a letter from the Staff of the Nasdaq indicating that the closing bid price of the Company’s common stock had been at $1.00 per share or greater for the last 11 consecutive business days, from January 3, through 21, 2025. Accordingly, the Company has regained compliance with the Minimum Bid Price Requirement.

On November 20, 2024, the Company received a letter (the “Notice”) from the Staff of the Nasdaq notifying the Company that it was not in compliance with the minimum stockholders’ equity requirement for continued listing on The Nasdaq Capital Market as set forth in Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Requirement”), because the Company’s stockholders’ equity of $1,966,969, as reported in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2024, was below the required minimum of $2.5 million, and because, as of the date of the Notice, the Company did not meet either of the alternative compliance standards, relating to market value of listed securities of at least $35 million or net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years.

The Notice had no immediate effect on the listing of the Company’s common stock on The Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective, subject to the Company’s compliance with the other continued listing requirements, and the Company’s regaining compliance with the Stockholders’ Equity Requirement. Under Nasdaq rules and as specified in the Notice, the Company had 45 calendar days from November 20, 2024, or until Monday, January 6, 2025, to submit to Nasdaq a plan to regain compliance with the Stockholders’ Equity Requirement. If the Company’s plan to regain compliance was accepted, Nasdaq may grant an extension of up to 180 calendar days from the date of the Notice for the Company to evidence compliance.

On January 6, 2025, the Company submitted to Nasdaq a plan to regain compliance with the Stockholders’ Equity Requirement, citing the Company’s proposed merger with Renovaro, and requested a 180-day extension to regain compliance with the Stockholders’ Equity Requirement. In response, the Nasdaq requested upon execution, or by no later than March 1, 2025, a copy of the definitive merger documentation and a detailed timeline to complete the merger. On February 28, 2025, the Company notified the Staff that the Company continues to progress in discussions with Renovaro to finalize the merger. The Company also notified the Staff of the Extension Agreement entered into with Renovaro on February 28, 2025, which extended the outside termination date from February 28, 2025, to March 31, 2025.

Principles of Consolidation

The Company has prepared the consolidated financial statements in accordance with GAAP and the rules and regulations of the Securities and Exchange Commission (“SEC”) for consolidated financial statements.

The Company had two wholly owned subsidiaries, Helomics Corporation and Skyline Medical Inc. (“Skyline Medical”), as of and for the years ended December 31, 2024, and 2023. Skyline Medical remained a wholly owned subsidiary of Predictive Oncology following the March 14, 2025 asset purchase agreement between the Company and DeRoyal Industries, but the subsidiary’s ongoing activities are limited to wind down activities. The consolidated financial statements include the accounts of the Company and these wholly owned subsidiaries after elimination of intercompany transactions and balances as of and for the years ended December 31, 2024, and 2023.

Discontinued Operations

During the year ended December 31, 2024, the Company disposed of its former Birmingham operating segment. These consolidated financial statements have been retrospectively revised and recast to also present the former Eagan operating segment as discontinued operations. Disposal groups that meet the discontinued operations criteria provided in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 205-20-45 are classified as discontinued operations. Assets and liabilities of discontinued operations are presented separately in the Company’s consolidated balance sheets and results of discontinued operations are reported as a separate component of net loss in the Company’s consolidated statements of net loss for all periods presented, resulting in changes to the presentation of certain prior period amounts. Results of discontinued operations are excluded from segment results for all periods presented. Cash flows from discontinued operations are also reported separately in the Company’s consolidated statements of cash flows.

Refer to Note 2 – Discontinued Operations for additional discussion of discontinued operations. All other notes to these consolidated financial statements present the results of continuing operations and exclude amounts related to discontinued operations for all periods presented.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and during the reporting period. Actual results could materially differ from those estimates. Estimates are used in the following areas, among others: variable consideration associated with revenue recognition, stock-based compensation expense, fair value of long-lived assets for impairment analyses, the valuation allowance included in the deferred income tax calculation, accrued expenses, and fair value of derivative liabilities.

Cash

The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company places its cash with high quality financial institutions and believes its risk of loss is limited to amounts in excess of that which is insured by the Federal Deposit Insurance Corporation.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company provides for probable uncollectible amounts through charges to earnings and credits to the valuation allowance based on management’s assessment of the status of individual accounts.

Amounts recorded in accounts receivable on the consolidated balance sheets include amounts billed and currently due from customers. The amounts due are stated at their net estimated realizable value. An allowance is maintained to provide for the estimated amount of receivables that will not be collected. The Company determines the allowance based on historical experience as well as external business factors expected to impact collectability such as economic factors. The Company reviews customers’ credit history before extending unsecured credit and establishes an allowance based upon factors surrounding the credit risk of specific customers, historical trends, and other information. Invoices are generally due 30 days after presentation. Accounts receivable over 30 days is generally considered past due. The Company does not accrue interest on past due accounts receivables. Receivables are written off once all collection attempts have failed and are based on individual credit evaluation and specific circumstances of the customer.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalent balances with high quality financial institutions and, consequently, the Company believes that such funds are subject to minimal credit risk. The Company is exposed to credit risk in the event of default by the financial institutions to the extent amounts recorded on the consolidated balance sheets are in excess of insured limits. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to any significant credit risk on these funds.

Fair Value Measurements

As outlined in ASC 820, Fair Value Measurement, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standards ASC 820 establishes a three-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:

Level 1 – Observable inputs such as quoted prices in active markets;

Level 2 – Inputs other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3 – Unobservable inputs where there is little or no market data, which requires the reporting entity to develop its own assumptions.

The Company uses observable market data in making fair value measurements, when available. Fair value measurements are classified according to the lowest level input that is significant to the valuation.

The fair values of the Company’s derivative liabilities were determined based on Level 3 inputs. The Company generally uses the Black Scholes method for determining the fair value of warrants classified as liabilities on a recurring basis. In addition, the Company uses the Monte Carlo method and other acceptable valuation methodologies when valuing the conversion feature and other embedded features classified as derivatives on a recurring basis. See Note 4 – Fair Value Measurements and Note 10 – Derivatives.

When comparing the carrying amount of an asset group to its fair value as part of a long-lived asset impairment analysis, the Company estimates the fair value of the asset group by making assumptions about the long-lived assets comprising the asset group. The majority of the inputs used by the Company to estimate the fair value of the long-lived assets are unobservable and thus are considered to be Level 3 inputs. See Note 6 – Property and Equipment and Note 7 – Intangible Assets.

Inventories

Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in, first-out basis.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

	Years
Computers, software, and office equipment	3	-	10
Leasehold improvements (1)	1	-	2
Manufacturing tooling	3	-	7
Laboratory equipment	4	-	10
Demo equipment		3

(1)	Leasehold improvements are amortized over the shorter of the useful life or the remaining lease term.

Upon retirement or sale of property and equipment, the cost and related accumulated depreciation are removed from the consolidated balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations expense as incurred.

Finite-lived Intangible Assets

Finite-lived intangible assets consist of patents and trademarks, licensing fees, developed technology, acquired software, customer relationships, and tradenames, and are amortized over their estimated useful life. Accumulated amortization is included in Intangibles, net in the accompanying consolidated balance sheets.

Long-lived Assets

The Company reviews long-lived assets for impairment in accordance with ASC 360, Property, Plant and Equipment, whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which the Company operates.

The recoverability of an asset to be held and used is determined by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, the Company records an impairment charge in the amount by which the carrying amount of the asset exceeds its fair value, which is determined by either a quoted market price, if any, or a value determined utilizing discounted cash flow techniques.

Leases

At inception of a contract a determination is made whether an arrangement meets the definition of a lease. A contract contains a lease if there is an identified asset, and the Company has the right to control the asset. Operating leases are recorded as right-of-use (“ROU”) assets with corresponding current and noncurrent operating lease liabilities on our consolidated balance sheets.

ROU assets represent our right to use an underlying asset for the duration of the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Recognition on the commencement date is based on the present value of lease payments over the lease term using an incremental borrowing rate. Leases with a term of 12 months or less at the commencement date are not recognized on the consolidated balance sheet and are expensed as incurred.

The Company has lease agreements with lease and non-lease components, which are accounted for as a single lease component for all asset classes. Variable lease payments generally represent the Company’s share of the landlord’s expenses and are recorded when incurred. Leases are accounted for at a portfolio level when similar in nature with identical or nearly identical provisions and similar effective dates and lease terms.

Collaboration Arrangements

The Company enters into collaboration arrangements with oncology drug development partners, under which the Company utilizes its active learning technology, proprietary biobank, and know-how to provide predictive models of tumor responses to various drug compounds and treatments of partners. Consideration under these contracts may include an upfront payment, development and regulatory milestones and other contingent payments, expense reimbursements, royalties based on net sales of approved drugs, and commercial sales milestone payments.

The Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808, Collaborative Arrangements, which includes determining whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. To the extent that the arrangement falls within the scope of ASC 808, the Company assesses whether the payments between the Company and its collaboration partner fall within the scope of other accounting literature. If the Company concludes that payments from the collaboration partner to the Company would represent consideration from a customer, the Company accounts for those payments within the scope of Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. However, if the Company concludes that its collaboration partner is not a customer for certain activities and associated payments, the Company presents such payments as a reduction of research and development expense or general and administrative expense, based on where the Company presents the underlying expense.

Revenue Recognition

The Company recognizes revenue when it satisfies a performance obligation by transferring control of the promised goods or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company recognizes revenue in accordance with the five-step process outlined in ASC 606: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from the customers and remits the entire amount to the governmental authorities. Sales taxes are excluded from revenue and expenses. Advertising costs incurred in the Company’s efforts to obtain new customers are expensed as incurred.

Revenues from Services

The Company generates revenues from Contract Research Organization (“CRO”) services related to the development of 3D tumor-specific in vitro models for oncology drug discovery and research. The organ-specific disease models provide 3D reconstruction of human tissues accurately representing each disease state and mimicking drug response.

The specific pattern of revenue recognition for CRO services is determined on a case-by-case basis according to the facts and circumstances applicable to a given contract. The Company may execute a master service agreement with a customer that provides terms and conditions for the relationship between the Company and the customer. Detailed Statements of Work (SOWs) are then prepared to outline the specific services to be provided. The SOW and master service agreement, if applicable, form the contract with the customer under ASC 606. The Company evaluates each product or service promised in a contract to determine whether it represents a distinct performance obligation. Determining whether services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Contracts for CRO services generally contain one performance obligation to perform research and deliver appropriate data or reporting. The Company typically requires partial payment for CRO services prior to performance of the research service with the remainder of the transaction price due 30 days after delivery of data or reporting. Revenues from CRO services are generally recognized at the point in time when data and reports are provided to customers.

Royalty Revenue and Variable Consideration

The Company has a collaboration arrangement that includes sales-based royalties, under which our collaboration partner is obligated to pay revenue sharing fees that are based on the net sales of the collaboration partner’s commercialized drugs. The Company would recognize royalty revenue when the underlying sales occur based on its best estimate of sales of the drugs. To date, the Company has not recognized revenues related to revenue sharing fees pursuant to its collaboration arrangement. See Note 11 – Collaboration Agreement.

Contract Balances

The Company records a receivable when it has an unconditional right to receive consideration after the performance obligations are satisfied. Advance payments received in excess of revenues recognized are classified as contract liabilities until such time as the revenue recognition criteria have been met.

Practical Expedients

The Company has elected not to determine whether contracts with customers contain significant financing components as contracts are generally for less than one year. The Company immediately expenses contract costs that would otherwise be capitalized and amortized over a period of less than one year. The Company recognizes shipping and handling costs at point of sale.

Stock-Based Compensation

The Company accounts for stock-based compensation expense in accordance with ASC 718, Compensation—Stock Compensation, which requires the Company to measure and recognize compensation expense in the financial statements based on the fair value at the date of grant for stock-based awards. The Company recognizes compensation expense for service-based equity-classified awards over their requisite service period and adjusts for forfeitures as they occur.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model which requires the input of significant assumptions including an estimate of the average period of time employees and directors will retain vested stock options before exercising them, the estimated volatility of the Company’s common stock price over the expected term, and the risk-free interest rate.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason, the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period that investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company’s common stock price over the expected term, and the risk-free interest rate. In the case of options granted to employees, the Company estimates the life to be the legal term.

Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognizes that. The Company’s common stock has been traded on the NASDAQ Capital Market exchange since 2015 and the Company has experienced significant volatility in its stock price. The assumptions used in calculating the fair value of stock-based payment awards represent the Company’s best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, its stock-based compensation expense could be materially different in the future.

The Company has a sequencing policy under ASC 815-40-35 (“ASC 815”) that will apply if reclassification of contracts from equity to liabilities is necessary. If the Company is unable to demonstrate it has sufficient authorized shares, shares will be allocated based on the earliest issuance date of potentially dilutive financial instruments, with the earliest financial instruments receiving the first allocation of shares. Pursuant to ASC 815, stock-based awards issued to the Company’s employees are not subject to the sequencing policy.

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs from continuing operations, included within operations expense in the accompanying consolidated statements of net loss were $20,728 and $98,114 for the years ended December 31, 2024, and 2023, respectively.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Under Internal Revenue Code Section 382, certain stock transactions that significantly change ownership could limit the amount of net operating carryforwards that may be utilized on an annual basis to offset taxable income in future periods. Consequently, the Company performed a Section 382 analysis as of December 31, 2023, which resulted in the limitation and expiration of a substantial portion of the Company’s loss carryforwards. In addition, the current net operating loss (“NOL”) carryforwards might be further limited by future issuances of our common stock. See Note 12 – Income Taxes.

Tax years after 2004 remain open to examination by federal and state tax authorities due to unexpired net operating loss carryforwards.

Risks and Uncertainties

The Company is subject to risks common to companies in the biopharmaceutical industry, including, but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with regulations of the Food and Drug Administration, Clinical Laboratory Improvement Amendments, and other governmental agencies.

The Company is also subject to general economic and geopolitical uncertainties caused by inflation, rising interest rates, supply chain disruptions, tight labor markets, wage inflation, pricing volatility for certain goods and services, banking and financial sector disruptions, instability and volatility in the global markets, disruptions from a global pandemic, and geopolitical conflict. The impacts of economic and other global events could have a material adverse effect on our business, results of operations, liquidity or financial condition and heighten or exacerbate risks related to the Company.

The Company has evaluated all its activities and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as described above and in Note 16 – Subsequent Events.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”) issued by the FASB. Recently issued ASUs not listed below either were assessed and determined to be not applicable or are currently expected to have no impact on the consolidated financial statements of the Company.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires more detailed income tax disclosures. The guidance requires entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires more detailed disclosures related to certain costs and expenses. The guidance requires entities to disclose amounts of certain expense categories included in expense captions presented on the face of the income statement, including purchases of inventory, employee compensation, depreciation, and intangible asset amortization. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The disclosure requirements may be applied either prospectively or retrospectively. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

Recently Adopted Accounting Standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosures by expanding the frequency and extent of segment disclosures. This ASU is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The ASU requires the retrospective adoption method. The Company adopted ASU 2023-07 for annual periods beginning in the fiscal year ending December 31, 2024. The Company plans to adopt ASU 2023-07 for interim periods beginning in the fiscal year ending December 31, 2025. See Note 15 to these consolidated financial statements for additional discussion.